Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	39 Months Ended	60 Months Ended	66 Months Ended	71 Months Ended	95 Months Ended	101 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Jul. 21, 2021	Oct. 31, 2020	Oct. 31, 2019	Apr. 17, 2019	Dec. 14, 2018	Oct. 31, 2018	Oct. 31, 2017	Dec. 14, 2016	Oct. 31, 2016	Jun. 06, 2016
C000169812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class A/JHJAX)
Account Value	$ 26,238.58638600	$ 26,238.58638600	$ 26,238.58638600	$ 26,238.58638600	$ 26,238.58638600	$ 26,238.58638600	$ 26,238.58638600	$ 19,955.45540100	$ 18,632.75801900	$ 22,824.13183200		$ 15,621.82233600	$ 14,294.22529200			$ 12,366.07765200	$ 11,302.25308100		$ 9,604.50000000	$ 9,500
Average Annual Return, Percent	24.93%		11.77%				12.16%
C000169812 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class A/JHJAX)—excluding sales charge
Average Annual Return, Percent	31.49%		12.92%				12.85%
C000169813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class C/JHJCX)
Account Value	$ 25,942.92425	25,942.92425	$ 25,942.92425	25,942.92425	25,942.92425	25,942.92425	$ 25,942.92425	19,879.76079	18,702.024	23,078.11766		15,913.00482	14,670.5016			12,781.1088	11,768.1557		10,080	10,000
Average Annual Return, Percent	29.50%		12.08%				12.01%
C000169813 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class C/JHJCX)—excluding sales charge
Average Annual Return, Percent	30.50%		12.08%				12.01%
C000169807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class I/JHJIX)
Account Value	$ 705,380.651186	705,380.651186	$ 705,380.651186	705,380.651186	705,380.651186	705,380.651186	$ 705,380.651186	535,097.247934	498,447.857372	608,819.860039		415,608.520821	379,290.932349			327,363.118142	298,589.92955		253,000	250,000
Average Annual Return, Percent	31.82%		13.21%				13.14%
C000169811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class R6/JHJRX)
Account Value	$ 2,847,068.882268	2,847,068.882268	$ 2,847,068.882268	2,847,068.882268	2,847,068.882268	2,847,068.882268	$ 2,847,068.882268	2,157,331.217064	2,007,401.640524	2,450,205.647352		1,670,990.621034	1,522,579.720693			1,312,931.048431	1,196,214.4216		1,013,000	1,000,000
Average Annual Return, Percent	31.97%		13.33%				13.26%
C000175986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG International Equity Fund (Class A/JTQAX)
Account Value	$ 16,035.128986	16,035.128986	$ 16,035.128986	16,035.128986	16,035.128986	$ 16,035.128986	$ 16,035.128986	12,945.971809	12,133.406551	16,953.266025		13,870.704242	12,542.428798			11,136.723197	12,312	$ 9,500
Average Annual Return, Percent	17.67%		3.97%			6.17%
C000175986 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG International Equity Fund (Class A/JTQAX)—excluding sales charge
Average Annual Return, Percent	23.86%		5.04%			6.87%
C000175988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG International Equity Fund (Class I/JTQIX)
Account Value	$ 430,423.603235	430,423.603235	$ 430,423.603235	430,423.603235	430,423.603235	$ 430,423.603235	430,423.603235	346,579.365692	324,052.936022	451,752.611418		368,581.07543	332,353.320495			294,547.14575	325,000	250,000
Average Annual Return, Percent	24.19%		5.31%			7.14%
C000175992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG International Equity Fund (Class R6/JTQRX)
Account Value	$ 1,736,187.13393	1,736,187.13393	$ 1,736,187.13393	1,736,187.13393	1,736,187.13393	$ 1,736,187.13393	1,736,187.13393	1,395,777.257679	1,303,668.368187	1,816,135.518101		1,479,786.233534	1,333,075.658408			1,180,208.9	1,300,000	$ 1,000,000
Average Annual Return, Percent	24.39%		5.43%			7.25%
C000206274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Thematic Opportunities Fund (Class A/JTKAX)
Account Value	$ 16,361.112745	16,361.112745	$ 16,361.112745	16,361.112745	$ 16,361.112745	$ 16,361.112745	16,361.112745	12,505.566544	11,457.000964	15,903.679656		12,387.485079	11,438		$ 9,500
Average Annual Return, Percent	24.29%		6.33%		8.72%
C000206274 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Thematic Opportunities Fund (Class A/JTKAX)—excluding sales charge
Average Annual Return, Percent	30.83%		7.42%		9.68%
C000206275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Thematic Opportunities Fund (Class C/JTKCX)
Account Value	$ 16,478.569	16,478.569	$ 16,478.569	16,478.569	$ 16,478.569	16,478.569	16,478.569	12,681.38595	11,717.022	16,389.32489		12,856.46195	11,960		10,000
Average Annual Return, Percent	28.94%		6.62%		8.86%
C000206275 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Thematic Opportunities Fund (Class C/JTKCX)—excluding sales charge
Average Annual Return, Percent	29.94%		6.62%		8.86%
C000206276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Thematic Opportunities Fund (Class I/JTKIX)
Account Value	$ 436,701.823835	436,701.823835	$ 436,701.823835	436,701.823835	$ 436,701.823835	436,701.823835	436,701.823835	332,939.591916	304,330.951674	421,714.300719		327,491.142833	301,750		250,000
Average Annual Return, Percent	31.17%		7.67%		9.95%
C000206273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Thematic Opportunities Fund (Class NAV/JTKNX)
Account Value	$ 17,584.604707	17,584.604707	$ 17,584.604707	17,584.604707	$ 17,584.604707	17,584.604707	17,584.604707	13,390.897011	12,229.18609	16,908.320937		13,121.8396	12,080		10,000
Average Annual Return, Percent	31.32%		7.80%		10.07%
C000206272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Thematic Opportunities Fund (Class R6/JTKRX)
Account Value	$ 1,756,533.832078	1,756,533.832078	$ 1,756,533.832078	1,756,533.832078	$ 1,756,533.832078	1,756,533.832078	1,756,533.832078	1,337,455.550125	1,221,451.51485	1,690,538.130027		1,312,066.48941	1,207,000		1,000,000
Average Annual Return, Percent	31.33%		7.79%		10.05%
C000211219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class A/JIJAX)
Account Value	$ 17,407.359592	17,407.359592	$ 17,407.359592	$ 17,407.359592	$ 17,407.359592	17,407.359592	17,407.359592	12,177.166659	11,147.415461	17,455.678386		12,583.022019	9,956	$ 9,500
Average Annual Return, Percent	35.83%		10.68%	10.51%
C000211219 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class A/JIJAX)—excluding sales charge
Average Annual Return, Percent	42.95%		11.82%	11.55%
C000211220 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class C/JIJCX)
Account Value	$ 17,587.89466	17,587.89466	$ 17,587.89466	$ 17,587.89466	17,587.89466	17,587.89466	17,587.89466	12,398.48396	11,430.72899	18,040.53826		13,100	10,440	10,000
Average Annual Return, Percent	40.86%		10.99%	10.73%
C000211220 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class C/JIJCX)—excluding sales charge
Average Annual Return, Percent	41.86%		10.99%	10.73%
C000211217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class I/JIJIX)
Account Value	$ 464,706.265752	464,706.265752	$ 464,706.265752	$ 464,706.265752	464,706.265752	464,706.265752	464,706.265752	324,328.271781	296,014.451056	462,432.441577		332,430.737625	262,500	250,000
Average Annual Return, Percent	43.28%		12.10%	11.84%
C000211216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class NAV)
Account Value	$ 18,704.719821	18,704.719821	$ 18,704.719821	$ 18,704.719821	18,704.719821	18,704.719821	18,704.719821	13,046.926344	11,883.296917	18,541.125167		13,326.938205	10,500	10,000
Average Annual Return, Percent	43.36%		12.24%	11.96%
C000211218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class R6/JIJRX)
Account Value	$ 1,868,568.671422	1,868,568.671422	$ 1,868,568.671422	$ 1,868,568.671422	1,868,568.671422	1,868,568.671422	1,868,568.671422	1,303,060.805181	1,186,858.87125	1,853,991.147913		1,331,603.8785	1,050,000	1,000,000
Average Annual Return, Percent	43.40%		12.22%	11.94%
C000228576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class A/JABZX)
Account Value	$ 10,212.499965	$ 10,212.499965	$ 10,212.499965	$ 10,212.499965	10,212.499965	10,212.499965	10,212.499965	8,084.499982	7,533.500017	10,136.5	$ 9,500
Average Annual Return, Percent	19.98%	0.63%
C000228576 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class A/JABZX)—excluding sales charge
Average Annual Return, Percent	26.32%	2.23%
C000228577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class C/JABYX)
Account Value	$ 10,490	$ 10,490	10,490	10,490	10,490	10,490	10,490	8,370	7,860	10,650	10,000
Average Annual Return, Percent	24.33%	1.47%
C000228577 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class C/JABYX)—excluding sales charge
Average Annual Return, Percent	25.33%	1.47%
C000228578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class I/JABVX)
Account Value	$ 270,837.631986	$ 270,837.631986	270,837.631986	270,837.631986	270,837.631986	270,837.631986	270,837.631986	213,752.011015	198,749.99934	267,000	250,000
Average Annual Return, Percent	26.71%	2.47%
C000228574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class R6/JACDX)
Account Value	$ 1,087,491.706093	$ 1,087,491.706093	1,087,491.706093	1,087,491.706093	1,087,491.706093	1,087,491.706093	1,087,491.706093	856,839.885552	795,999.9978	1,068,000	1,000,000
Average Annual Return, Percent	26.92%	2.59%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,524.10242700	$ 31,524.10242700	$ 31,524.10242700	31,524.10242700	31,524.10242700	31,524.10242700	$ 31,524.10242700	22,840.72652300	20,737.37444800	24,285.78337100		16,993.28955100	15,489.20997200			$ 13,548.25972900	$ 12,621.08491900		$ 10,208.56210000	$ 10,000
Average Annual Return, Percent	38.02%		15.27%				14.64%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 13,454.527197	13,454.527197	$ 13,454.527197	$ 13,454.527197	13,454.527197	$ 13,454.527197	$ 13,454.527197	10,821.404247	9,655.770625	12,827.650739		9,893.212282	10,158.4374	10,000
Average Annual Return, Percent	24.33%		5.78%	5.50%		6.57%
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 19,341.374742	$ 19,341.374742	$ 19,341.374742	$ 19,341.374742	$ 19,341.374742	$ 19,341.374742	19,341.374742	14,565.297141	13,181.037023	16,467.507981	$ 10,000	11,995.79032	11,436.7865		$ 10,000
Average Annual Return, Percent	32.79%	6.57%	11.08%		11.87%
MSCI ACWI ex USA Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Account Value	$ 13,453.489246	$ 13,453.489246	$ 13,453.489246	$ 13,453.489246	$ 13,453.489246	$ 13,453.489246	$ 13,453.489246	$ 10,747.664875	$ 9,843.238043	$ 14,264.061761		$ 11,622.203182	$ 10,430.0519	$ 10,000
Average Annual Return, Percent	25.18%		5.22%	5.50%